Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and contingent liabilities
Capital expenditures	Capital expenditures contracted at the balance sheet date but not yet provided for are as follows:
	March 31,
	2019	2020
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	41	40
	41	40